Goodwill and Other Intangible Assets, Net - Allocation of Goodwill to Individually Operating Entities Which are Determined to be CGUs (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩) Cash_Generating_Units	Dec. 31, 2016 KRW (₩) Cash_Generating_Units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	16	21
Goodwill	₩ 1,349,838	₩ 1,375,131
Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	7	9
Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	2	2
Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	2	4
Other reportable segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	5	6
POSCO Engineering & Construction Co., Ltd. [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	8.20%
Terminal growth rate	1.00%
Period for the estimated future cash flows	5 years
Discount rate increase	0.25%
Value in use decrease due to increase in discount rate	3.02%
Terminal growth rate decrease	0.25%
Value in use decrease due to decrease in terminal growth rate	2.06%
Impairment loss on goodwill	₩ 20,883
POSCO Engineering & Construction Co., Ltd. [member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO ENGINEERING & CONSTRUCTION CO., LTD.
Goodwill	₩ 90,426
POSCO DAEWOO Corporation [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	8.10%
Terminal growth rate	1.90%
Period for the estimated future cash flows	5 years
Recoverable amount of CGU in excess of carrying amount	₩ 117,324
Discount rate increase	0.25%
Value in use decrease due to increase in discount rate	3.45%
Terminal growth rate decrease	0.25%
Value in use decrease due to decrease in terminal growth rate	1.78%
POSCO DAEWOO Corporation [member] | Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO DAEWOO Corporation
Goodwill	₩ 1,165,030	₩ 1,163,922
POSCO VST Co., Ltd. [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO VST CO., LTD.
Goodwill	₩ 36,955	36,955
Others [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 12,494	13,151
Others [member] | Other reportable segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 11,206	15,087
PT. Bio Inti Agrindo [member] | Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	PT. Bio Inti Agrindo
Goodwill	₩ 7,099	8,070
POSCO Engineering CO., Ltd. [member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO Engineering CO.,Ltd
Goodwill		111,309
DONG FANG JIN HONG [member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	DONG FANG JIN HONG
Goodwill	₩ 157	166
POSCO ENERGY CO., LTD. [member] | Other reportable segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO ENERGY CO., LTD.
Goodwill	₩ 26,471	₩ 26,471